Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Accounts payable, accrued expenses and other	$245,781	$296,523
Deferred revenue	402,007	421,542
Accrued interest	254,834	262,559
Derivative liabilities (Note 10)	103,778	29,321
Operating lease liabilities (Note 15)	54,445	—
	$1,060,845	$1,009,945